PIMCO Global Diversified Allocation Portfolio Average Annual Total Returns - Administrative Class [Member]	12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%		12.17%
Bloomberg U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	1.72%	2.01%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.51%	7.13%		8.23%
Administrative
Prospectus [Line Items]
Average Annual Return, Percent	15.07%	5.25%		6.51%